INCOME TAX	12 Months Ended
Mar. 31, 2026
Income Taxes [Abstract]
INCOME TAX	INCOME TAX
Major items causing the Company’s income tax rate to differ from the Canadian statutory rate of approximately 26.5% are as follows:

	Year ended March 31,
	2026	2025
		Restated - Note 2
	$	$
Net loss before income taxes	(147,998)	(81,607)

Expected recovery at statutory rate	39,219	21,626
Share-based compensation	(685)	(7,572)
Share issuance costs	2,806	88
Difference between Canadian and foreign tax rates	(16,438)	(6,720)
Effect of exchange on unbooked deferred tax assets	816	253
Non-deductible expenses	(124)	(75)
Change in unrecognized deferred tax assets	(25,594)	(7,600)
Income tax recovery	—	—
The significant components of the Company’s deferred tax assets resulting from temporary differences, unused tax credits and unused tax losses, that have not been included on the consolidated statement of financial position, are as follows:

As at	March 31, 2026	March 31, 2025
		Restated - Note 2
	$	$
Non-capital loss carryforwards - Canada	24,906	15,518
Non-capital loss carryforwards - United States	2,715	1,762
Non-capital loss carryforwards - Ireland	25,448	12,748
Non-capital loss carryforwards - United Kingdom	8,374	7,489
Deferred compensation	526	1,150
Research and development expenditures	2,680	1,765
Share issuance costs	3,546	2,158
Depreciation/capital cost allowance differences	(1)	10
	68,194	42,600
Valuation allowance	(68,194)	(42,600)
	—	—
Non-capital loss balances
As at March 31, 2026, the Company has non-capital losses in Canada, which under certain circumstances can be used to reduce taxable income of future years. The non-capital losses, stated in U.S. dollars, expire as follows:

Year of expiry	$
2036	1
2037	44
2038	23
2039	83
2040	619
2041	15,679
2042	11,492
2043	7,679
2044	17,502
2045	7,272
2046	33,588
93,982
As at March 31, 2026, the Company has non-capital losses in the United States and Massachusetts of $20,446, which under certain circumstances can be used to reduce the taxable income of future years. The federal losses have no expiry but are subject to limitations on utilization as laid out below. The Massachusetts non-capital losses expire as follows:

Year of expiry	$
2040	733
2041	1,074
2042	3,461
2043	1,108
2044	991
2045	4,589
2046	8,490
20,446
Although the US federal losses carryforward indefinitely, they are subject to restrictions on their deductibility. For federal purposes the deductibility of $20,446 is restricted to 80% of taxable income in the year of utilization. The deductibility of $733 is further restricted to an annual limitation under Section 382. As at March 31, 2026, the annual limitation was $106.
As at March 31, 2026, the Company has non-capital losses in Ireland, which under certain circumstances can be used to reduce taxable income of future years. The non-capital losses in Ireland, stated in U.S. Dollars, expire as follows:

Year of expiry	$
2042	16,475
2043	16,512
2044	24,289
2045	41,520
2046	92,029
190,825
As at March 31, 2026 the Company had $33,498 of non-capital losses in the United Kingdom which under certain circumstances can be used to reduce the taxable income of future years. These losses do not expire.